Liabilities related to associates and joint ventures	12 Months Ended
Dec. 31, 2021
Liabilities related to associates and joint ventures
Liabilities related to associates and joint ventures

25.   Liabilities related to associates and joint ventures

a) Rupture of Samarco dam

In November 2015, the Fundão tailings dam owned by Samarco Mineração S.A. (Samarco) failed, releasing tailings downstream, flooding certain communities and causing impacts on communities and the environment along the Doce river. The rupture resulted in 19 fatalities and caused property and environmental damage to the affected areas. Samarco is a joint venture equally owned by Vale S.A. and BHP Billiton Brasil Ltda. (‘‘BHPB’’).

In June 2016, Samarco, Vale and BHPB created the Fundação Renova, a not-for-profit private foundation, to develop and implement (i) social and economic remediation and compensation programs and (ii) environmental remediation and compensation programs in the region affected by the dam rupture. The creation of Fundação Renova was provided for under the agreement for settlement and conduct adjustment (the ‘‘Framework Agreement’’) signed in March 2016 by Vale, BHPB, Samarco, the Brazilian federal government, the two Brazilian states affected by the rupture (Minas Gerais and Espírito Santo) and other governmental authorities.

In June 2018, Samarco, Vale and BHPB entered into a comprehensive agreement with the offices of the federal and state (Minas Gerais and Espírito Santo) prosecutors, public defenders and attorney general, among other parties (“TacGov Agreement”), improving the governance mechanism of Fundação Renova and establishing, among other things, a process for potential revisions to the remediation programs provided under the Framework Agreement.

Judicial recovery of Samarco

Under the Framework Agreement, the TacGov Agreement and Renova’s bylaws, Fundação Renova must be funded by Samarco, but to the extent that Samarco is unable to fund, Vale and BHPB must ratably bear the funding requirements Under the Framework Agreement.

In April 2021, Samarco announced the request for Judicial Reorganization (“RJ”) that was filed with the Minas Gerais Court to renegotiate its debt, which is held by bondholders abroad. The purpose of RJ is to restructure Samarco’s debts and establish an independent and sustainable financial position, allowing Samarco to keep working to resume its operations safely and to fulfill its obligations related to the Fundação Renova.

The RJ does not affect Samarco’s obligation to remediate and compensate the impacts of the Fundão tailings dam failure. However, as Samarco began the gradual resumption of operations in December 2020, it is not yet possible to reliably estimate when Samarco will generate cash to comply with its assumed obligation in the Framework Agreement. Thus, the liability recorded by Vale on December 31, 2021 are recognized base on the assumption that Samarco does not have the capacity to generate cash enough to make all cash contributions to the Fundação Renova.

In addition, ongoing discussions in the context of the RJ may lead to the loss of deductibility of part of the expenses incurred with the Fundação Renova and of the deferred taxes over the total provision, depending on the method determined for restructuring Samarco's debts. The total amount exposed as at December 31, 2021 is US$1,519 (R$8,476 million), of which US$426 (R$2,376 million refers to expenses already incurred and considered as part of the Company’s uncertain tax positions (note 8).

The Company works in the perspective that the mechanisms resulting from the RJ will continue to allow the deductibility of these expenses, however, future decisions resulting from the negotiations regarding Samarco's capital structure, which are not under Vale's control, could materially change the value of the deferred tax recognized by the Company.

Changes on the provisions in the year

	2021	2020
Balance at January 1,	2,074	1,700
Additional provision	1,700	1,095
Disbursements	(392)	(394)
Present value valuation	(91)	64
Translation adjustment	(179)	(391)
Balance at December 31,	3,112	2,074

	December 31, 2021	December 31, 2020
Current liabilities	1,785	876
Non-current liabilities	1,327	1,198
Liabilities	3,112	2,074

Fundação Renova

New court decisions on individual indemnities for residents of cities impacted by the Fundão dam failure were issued at the end of the fiscal year, impacting the provision related to Fundação Renova, on December 31, 2021. These decisions mainly changed and expanded the number of types of damage, categories, indemnifiable amounts to the affected municipalities.

The addition in the provision in the amount of US$1,699 was substantially driven by these court decisions. As at December 31, 2021, the Company has a provision of US$2,910 (US$1,853 as at December 31, 2020) for remediation and compensation programs, which corresponds to the Company's proportionate responsibility with Fundação Renova.

Germano Dam

In addition to the Fundão tailings dam, Samarco owns the Germano dam, which was also built under the upstream method and has been inactive since the Fundão dam rupture. Due to the new safety requirements set by the Brazilian National Mining Agency (“Agência Nacional de Mineração – ANM”), Samarco prepared a project for the de-characterization of this dam, resulting in a provision for the de-characterization of the Germano tailings dam. As at December 31, 2021, Vale total provision is US$202 (US$221 as at December 31,2020), for de-characterization of Germano tailings dam.

Samarco’s working capital

In addition to the provision, Vale made available the amount of US$21 for the year ended December 31, 2021 and (2020: US$166) which was fully used to fund Samarco’s working capital and recognized in Vale´s income statement as an expense in “Equity results and other results in associates and joint ventures”.

Summarized financial information

The summarized financial information of Samarco are as follows. The stand-alone financial statements of these entity may differ from the financial information reported herein, which is prepared considering Vale’s accounting policies.

	December 31, 2021	December 31, 2020
Current assets	561	87
Non-current assets	2,921	4,582
Total assets	3,482	4,669

Current liabilities	10,902	8,370
Non-current liabilities	7,040	6,385
Total liabilities	17,942	14,755
Negative reserves	(14,460)	(10,086)

Loss for the year ended	(3,208)	(1,160)

Contingencies related to Samarco accident

These proceedings include public civil actions brought by Brazilian authorities and multiple proceedings involving claims for significant amounts of damages and remediation measures. The Framework Agreements represents a model for the settlement of the public civil action brought by the MPF and other related proceedings. There are also putative securities class actions in the United States against Vale and some of its current and former officers and a criminal proceeding in Brazil. The main updates regarding the lawsuits in the year were as follows:

(i) Public Civil Action filed by the Federal Government and others and public civil action filed by the Federal Public Ministry ("MPF")

The Framework Agreement established a possible renegotiation of Fundação Renova reparation programs upon the completion of studies carried by specialist engaged to assist the Public Prosecutor's Office in this process. In October 2020, the MPF requested the resumption of its public civil action of US$27.5 billion (R$155 billion), due to a difficulty in hiring of technical advisors. Discussion for the renegotiation began in April 2021, and a letter of principles was finalized and signed in June 2021 by the companies Vale, BHPB and Samarco, as well as representatives of the Government and various Justice Institutions. Depending on the conclusion of the specialists hired and the court decision in this regard, the Company may recognize additional provisions for the fulfillment of the programs determined in the Framework Agreement.

(ii) Class Action in the United States

In March 2017, the holders of securities issued by Samarco Mineração S.A. filed a potential collective action in the New York Federal Court against Samarco, Vale, BHP Billiton Limited, BHP Billiton PLC and BHP Brasil Ltda. based on U.S. Federal Securities laws, which was dismissed in June 2021. Thus, the case is closed and will be archived.

(iii) Criminal proceeding

In September 2019, the federal court of Ponte Nova dismissed all criminal charges against Vale representatives relating to the first group of charges, which concerns the results of the Fundão dam failure, remaining only the legal entity in the passive pole.  The second group of charges against Vale S.A. and one of the Company’s employees, which concerns the accusation of alleged crimes committed against the Environmental Public Administration, remained unchanged. The Company cannot estimate when a final decision on the case will be issued.

Insurance

Since the Fundão dam rupture, the Company has been negotiating with insurers the indemnification payments based on its general liability policies. In 2021, the Company received payments in the amount of US$33 (2020: US$17). The Company recorded a gain in the income statement as “Equity results and other results in associates and joint ventures”.

Critical accounting estimates and judgments

Under Brazilian legislation and the terms of the joint venture agreement, the Company does not have an obligation to provide funding to Samarco. Accordingly, the Company’s investment in Samarco was fully impaired and no provision was recognized in relation to the Samarco’s negative equity.

The provision related to Fundação Renova requires the use of assumptions that may be mainly affected by: (i) changes in scope of work required under the Framework Agreement as a result of further technical analysis and the ongoing negotiations with the Federal Prosecution Office, (ii) activity level of Samarco´s operations; (iii) updates of the discount rate; and (iv) resolution of existing and potential legal claims.

Moreover, the main critical assumptions and estimates applied in the Germano dam provision considers, among others: (i) volume of the waste to be removed based on historical data available and interpretation of the enacted laws and regulations; (ii) location availability for the tailings disposal; and (iii) acceptance by the authorities of the proposed engineering methods and solution.

As a result, future expenditures may differ from the amounts currently provided and changes to key assumptions could result in a material impact to the amount of the provision in future reporting periods. At each reporting period, the Company reassess the key assumptions used by Samarco in the preparation of the projected cash flows and adjust the provision, if required.